Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Claim	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies [Line Items]
Number of putative and certified class action proceedings	4
Class action lawsuits, pending	1
Put option exercising period	120 days
Purchase price	$ 7,503
Temporary equity, contract terms	The exercise period for the put option is the first 120 days of each calendar year commencing on January 1, 2011, and expiring on April 30, 2014.
Operating lease expenses	2,760	2,569	3,065
Accumulated Depreciation	110,880	104,281
Total expense under the agreement	978,316	859,823	963,909
Commercial Mortgage Backed Securities
Commitments and Contingencies [Line Items]
Capital commitments due within the next year	364,400	215,000
Service Agreements
Commitments and Contingencies [Line Items]
Service fee	0.10%
Additional service fee	0.15%
Agreement termination notice period	90 days
Termination period on which service fee continues to be paid	10 years
Total commitment in the event of termination	57,952
Total expense under the agreement	5,980	5,095	4,298
Service Agreements | Yearly
Commitments and Contingencies [Line Items]
Total commitment in the event of termination	5,795
Furniture and Fixtures
Commitments and Contingencies [Line Items]
Cost of furniture and equipment	2,976	2,976
Accumulated Depreciation	1,613	868
Depreciation	745	868	0
Private placement
Commitments and Contingencies [Line Items]
Capital commitments due within the next year	$ 84,000	$ 0